Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets	12 Months Ended
Dec. 31, 2021
Communication & equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets [Line Items]
Property, plant and equipment	15 years
Office furniture and equipment [Member] | Bottom Range [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets [Line Items]
Property, plant and equipment	7 years
Office furniture and equipment [Member] | Top of Range [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets [Line Items]
Property, plant and equipment	10 years
Computers and software [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets [Line Items]
Property, plant and equipment	33 years
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets [Line Items]
Property, plant and equipment	see below